Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Inventories [Abstract]
Concentrate inventory	$ 1,525	$ 2,556
Stockpile	2,176	1,234
Material and supplies	3,694	4,553
Total inventories	$ 7,395	$ 8,343